Note B - Securities (Tables)	12 Months Ended
Dec. 31, 2013
Note B - Securities (Tables) [Line Items]
Available-for-sale Securities [Table Text Block]
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Securities Available for Sale
December 31, 2013
U.S. Government sponsored entity securities	$9,028	$4	(180)	$8,852
Agency mortgage-backed securities, residential	74,661	1,257	(702)	75,216
Total securities	$83,689	$1,261	(882)	$84,068

December 31, 2012
U.S. Government sponsored entity securities	$1,009	$3	$-	$1,012
Agency mortgage-backed securities, residential	91,521	2,432	-	93,953
Total securities	$92,530	$2,435	$-	$94,965

Held-to-maturity Securities [Table Text Block]
	Amortized Cost	Gross Unrecognized Gains	Gross Unrecognized Losses	Estimated Fair Value
Securities Held to Maturity
December 31, 2013
Obligations of states and political subdivisions	$22,814	$579	$(421)	$22,972
Agency mortgage-backed securities, residential	12	-	-	12
Total securities	$22,826	$579	$(421)	$22,984

December 31, 2012
Obligations of states and political subdivisions	$23,494	$1,178	$(65)	$24,607
Agency mortgage-backed securities, residential	17	-	-	17
Total securities	$23,511	$1,178	$(65)	$24,624

Investments Classified by Contractual Maturity Date [Table Text Block]
	Available for Sale		Held to Maturity
Debt Securities:	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value
Due in one year or less	$-	$-	$-	$-
Due in one to five years	9,028	8,852	7,020	7,375
Due in five to ten years	-	-	9,719	9,616
Due after ten years	-	-	6,075	5,981
Agency mortgage-backed securities, residential	74,661	75,216	12	12
Total debt securities	$83,689	$84,068	$22,826	$22,984

Schedule of Unrealized Loss on Investments [Table Text Block]
December 31, 2013	Less than 12 Months		12 Months or More		Total
Securities Available for Sale	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss

U.S. Government sponsored entity securities	$7,841	$(180)	$-	$-	$7,841	$(180)
Agency mortgage-backed securities, residential	25,775	(702)	-	-	25,775	(702)
Total available for sale	$33,616	$(882)	$-	$-	$33,616	$(882)

Held-to-maturity Securities [Member]
Note B - Securities (Tables) [Line Items]
Schedule of Unrealized Loss on Investments [Table Text Block]
	Less than 12 Months		12 Months or More		Total
Securities Held to Maturity	Fair Value	Unrecognized Loss	Fair Value	Unrecognized Loss	Fair Value	Unrecognized Loss

Obligations of states and political subdivisions	$6,743	$(307)	$1,142	$(114)	$7,885	$(421)
Total held to maturity	$6,743	$(307)	$1,142	$(114)	$7,885	$(421)
December 31, 2012	Less than 12 Months		12 Months or More		Total
Securities Held to Maturity	Fair Value	Unrecognized Loss	Fair Value	Unrecognized Loss	Fair Value	Unrecognized Loss

Obligations of states and political subdivisions	$2,018	$(63)	$260	$(2)	$2,278	$(65)
Total held to maturity	$2,018	$(63)	$260	$(2)	$2,278	$(65)